Equity-based compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangements [Abstract]
Summary of share option activity	A summary of the activity in the share option plans based on Canadian dollar prices is presented below:

	2025		2024
	Number	Weighted average price	Number	Weighted average price
		(CAD$)		(CAD$)
Outstanding - beginning of year	690,187	$95.42	849,670	$83.59
Granted	65,205	113.01	170,144	107.54
Exercised	(37,111)	65.01	(313,307)	69.42
Expired / Cancelled	(3,699)	111.41	(16,320)	105.12
Outstanding - end of year	714,582	$98.52	690,187	$95.42
Exercisable - end of year	426,863	$90.86	366,732	$85.47

Disclosure of range of exercise prices of outstanding share options
The following table summarizes information about the share options outstanding and exercisable at December 31, 2025 in Canadian dollars:

Exercise price range	Number of outstanding options	Weighted average remaining contractual life	Weighted average exercise price	Number of exercisable options	Weighted average exercise price
(CAD$)	(number)	(years)	(CAD$)	(number)	(CAD$)
$40.97 - $56.00	52,967	2.1	$52.41	52,967	$52.41
$64.50 - $79.69	101,753	3.6	67.82	101,753	67.82
$81.42 - $92.79	110,429	4.4	90.89	93,528	90.55
$107.53 - $123.63	449,433	7.5	112.78	178,615	115.55
	714,582	6.1	$98.52	426,863	$90.86

Disclosure of number and weighted average remaining contractual life of outstanding share options
The inputs to the Black-Scholes option-pricing model were as follows:

	December 31,	December 31,
As at	2025	2024
Weighted-average share price on balance sheet date	CAD$83.67	CAD$123.56
Weighted average exercise price	CAD$98.52	CAD$95.42
Expected dividend	CAD$1.75	CAD$1.84
Expected volatility	32.00%	42.58%
Weighted average interest rate	2.69%	2.87%
Weighted average expected remaining life in years	4.03	4.35

Schedule of inputs to the option model
The inputs to the Black-Scholes option-pricing model were as follows:

	December 31,	December 31,
As at	2025	2024
Weighted-average share price on balance sheet date	CAD$83.67	CAD$123.56
Weighted average exercise price	CAD$98.52	CAD$95.42
Expected dividend	CAD$1.75	CAD$1.84
Expected volatility	32.00%	42.58%
Weighted average interest rate	2.69%	2.87%
Weighted average expected remaining life in years	4.03	4.35